Income Taxes - Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Net state taxes	1.80%	1.90%	2.40%
Property-related items	0.10%	0.10%	0.10%
Tax credits	(0.40%)	(0.50%)	(0.40%)
Company owned life insurance	0.10%	(1.00%)	(2.10%)
All other differences	(0.20%)	0.20%
Consolidated effective income tax rate	36.40%	35.70%	35.00%